Acquisitions (Tables)	12 Months Ended
Feb. 24, 2018
Business Combinations [Abstract]
Schedule of Allocation of Fair Value Assets Acquired and Liabilities Assumed
The following table summarizes the final allocation of the fair value of assets acquired and liabilities assumed (in millions):

November 17, 2015
Current assets, including $1.7 million in acquired cash	$51.1
Property and equipment	133.9
Intangible assets	67.1
Total assets acquired	252.1

Current liabilities	2.3
Capital lease obligations	71.7
Other long-term liabilities	16.2
Total liabilities assumed	90.2

Net assets purchased	161.9
Goodwill	130.8
Total purchase consideration	$292.7
The following summarizes the allocation of the fair value of assets acquired and liabilities assumed at the acquisition date (in millions):

June 2, 2016
Inventory	$31.8
Other current assets	2.5
Property and equipment	89.9
Intangible assets, primarily pharmacy scripts and trade names	31.4
Total assets acquired	155.6

Capital lease obligations	35.2
Other long-term liabilities	22.7
Total liabilities assumed	57.9

Net assets purchased	97.7
Goodwill	16.1
Total purchase consideration	$113.8

Schedule of Identifiable Intangible Assets Acquired
The identifiable intangible assets acquired consisted of the following as of the date of the A&P Transaction (in millions):

Beneficial lease rights	$44.0
Customer lists, including prescription files	19.4
Other intangibles	2.5
Total finite intangible assets	65.9
Liquor licenses	1.2
Total identifiable intangible assets	$67.1